Share Capital	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Share Capital
Share Capital
As of December 31, 2017 and 2018, the Company had 200,000,000 authorized common stock of $0.001 par value, of which 101,526,708 and 103,005,748 were issued and outstanding respectively.

Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of shares of common stock are entitled to receive ratably all dividends, if any, declared by the Company’s board of directors out of funds legally available for dividends. Upon the Company’s dissolution or liquidation or the sale of all or substantially all of the Company’s assets, after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of the common stock will be entitled to receive pro rata the remaining assets available for distribution. Holders of common stock do not have conversion, redemption or preemptive rights to subscribe to any of the Company’s securities. All outstanding shares of common stock are fully paid and non-assessable. The rights, preferences and privileges of holders of common stock are subject to the rights of the holders of any shares of preferred stock which may be issued. The Company’s common stock is not subject to any sinking fund provisions and no holder of any shares will be required to make additional contributions of capital with respect to the Company’s shares in the future. There are no provisions in the Company’s articles of incorporation or bylaws discriminating against a shareholder because of his or her ownership of a particular number of shares.

As of December 31, 2017 and 2018, the Company had 20,000,000 authorized preferred stock of $0.01 par value; of which 379,514 and zero Series B Cumulative Redeemable Perpetual Preferred Shares (the “Series B Preferred Shares”), respectively, 2,300,000 and 2,300,000 Series C Cumulative Redeemable Perpetual Preferred Shares (the “Series C Preferred Shares”), respectively, 3,200,000 and 3,200,000 Series D Cumulative Redeemable Perpetual Preferred Shares (the “Series D Preferred Shares,” and, together with the Series B Preferred Shares and the Series C Preferred Shares, the “Preferred Shares”), respectively, were issued and outstanding respectively. In addition, 1,000,000 shares have been designated Series A Participating Preferred Stock in connection with our adoption of a shareholder rights plan.

Holders of Preferred Shares have no voting rights other than the ability (voting together as a class with all other classes or series of preferred stock upon which like voting rights have been conferred and are exercisable, including all of the Preferred Shares), subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) payable on the Company’s Preferred Shares are in arrears and certain other limited protective voting rights. The Company’s Preferred Shares are subordinate to all of existing and future indebtedness.

Common stock

In June 2016, the Company implemented a program for the repurchase of an amount of up to 2,000,000 shares of its common stock. As of December 31, 2017 and 2018, the Company had repurchased 113,076 shares of common stock under this repurchase program, which were held as treasury shares.

In December 2016, the Company successfully completed a public offering, whereby 15,640,000 shares of common stock were issued and sold at a price of $1.10 per share. An entity controlled by Polys Hajioannou purchased 2,727,272 shares of common stock in the public offering. The gross proceeds of the public offering were $17,204, net of underwriting discount of $710 and offering expenses of $379.

In November 2018, the Company issued to an unaffiliated third party 1,441,048 shares of common stock to pay the first installment of $3,300 for the purchase price of Hull No. S 1772.

In December 2018, the Company implemented a new program for the repurchase of an amount of up to 3,000,000 of its common stock. As of December 31, 2018, the Company had repurchased 345,012 shares of common stock under the repurchase program, which were held as treasury shares. An additional 1,332,182 shares of common stock were repurchased until February 5, 2019. All 1,790,270 repurchased shares of common stock have been subsequently canceled in February 2019.

Pursuant to arrangements approved by the Company’s shareholders and the nominating and compensation committee, effective July 1, 2008, in respect of the audit committee chairman and effective January 1, 2010, in respect of the other independent directors of the Company, the audit committee chairman receives the equivalent of $15 every quarter, and the other independent directors each receive the equivalent of $7.50, all payable in arrears in the form of newly-issued Company common stock as part compensation for services rendered as audit committee chairman and independent directors, respectively. The number of shares to be issued is determined based on the closing price of the Company’s common stock on the last trading day prior to the end of each quarter in which services were provided and the shares are issued as soon as practicable following the end of the quarter. During the years ended December 31, 2016, 2017 and 2018, 62,717 shares, 31,286 shares and 18,996 shares, respectively, were issued to the audit committee chairman and 62,717 shares, 31,286 shares and 18,996 shares, respectively, were issued in aggregate to the two other independent directors of the Company.

Preferred stock

In June 2013, the Company successfully completed a public offering, whereby 800,000 shares of Series B Preferred Shares were issued and sold at a price of $25.00 per share, and a private placement, whereby 800,000 shares of Series B Preferred Shares were issued and sold to an entity controlled by Polys Hajioannou, at the public offering price. The net proceeds of the public offering and the private placement were $38,865 net of underwriting discount of $672 and offering expenses of $463. The Series B Preferred Shares were issued for cash and paid cumulative quarterly dividends at a rate of 8% per annum from their date of issuance, i.e. $2.00 per preferred share. At any time on or after June 30, 2016, the Series B Preferred Shares could be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company failed to comply with certain covenants as these terms were defined in the applicable agreement, defaulted on any of its credit facilities, failed to pay four quarterly dividends payable in arrears or if the Series B Preferred Shares were not redeemed at the option of the Company, in whole by July 30, 2018, the dividend rate payable on the Series B Preferred Shares would increase quarterly to a rate that is 1.25 times the dividend rate payable on the Series B Preferred Shares, subject to an aggregate maximum rate per annum of 25% prior to July 30, 2016 and 30% thereafter. The Series B Preferred Shares were not convertible into common stock and were not redeemable at the option of the holder.

In May 2014, the Company successfully completed a public offering, whereby 2,300,000 shares of Series C Preferred shares were issued and sold at a price of $25.00 per share. The net proceeds of the public offering and the private placement were $55,504, net of underwriting discount of $1,744 and offering expenses of $252. The Series C Preferred Shares were issued for cash and pay cumulative quarterly dividends at a rate of 8% per annum from their date of issuance, i.e. $2.00 per preferred share. At any time on or after May 31, 2019, the Series C Preferred Shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. The Series C Preferred Shares are not convertible into common stock and are not redeemable at the option of the holder.

In June 2014, the Company successfully completed a public offering, whereby 3,200,000 shares of Series D Preferred Shares were issued and sold at a price of $25.00 per share. The net proceeds of the public offering and the private placement were $77,420 net of underwriting discount of $2,369 and offering expenses of $211. The Series D Preferred Shares were issued for cash and pay cumulative quarterly dividends at a rate of 8% per annum from their date of issuance, i.e. $2.00 per preferred share. At any time on or after June 30, 2019, the Series D Preferred Shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. The Series D Preferred Shares are not convertible into common stock and are not redeemable at the option of the holder.

In December 2015, the Company implemented a program for the repurchase of an amount of up to $20,000 in aggregate of its Series B Preferred Shares, Series C Preferred Shares and Series D Preferred Shares. Under the statement of designation of the respective series of preferred shares, any such shares repurchased by the Company are canceled. As of December 31, 2018, the Company had repurchased and canceled 114,232 Series B Preferred Shares under this repurchase program.

In April 2017, the Company completed an exchange offer for its outstanding Series B Preferred Shares, which had commenced in March 2017. Holders who elected to exchange their Series B Preferred Shares in the exchange offer received, for each such Series B Preferred Share (i) $22.50 in cash and (ii) two newly issued shares of common stock of the Company. Pursuant to the exchange offer, a total of $1,106,254 Series B Preferred Shares were validly tendered and accepted by the Company. The Series B Preferred Shares validly tendered and accepted by the Company represented 74.46% of the 1,485,768 Series B Preferred Shares outstanding at the commencement of the exchange offer. The exchange offer resulted in a cash payment of $24,891 and the issuance of 2,212,508 shares of common stock to holders of validly tendered and accepted Series B Preferred Shares. The difference between (1) the fair value of the consideration transferred to the holders of the Series B Preferred Shares (comprising the fair value of the shares of common stock and the cash payment offered) and (2) the carrying amount of the Series B Preferred Shares before the modification or exchange (net of issuance costs) amounted to $2,146, and was recorded as preferred deemed dividend.

In February 2018, the Company redeemed all 379,514 outstanding Series B Preferred Shares, pursuant to a redemption notice it had issued in January 2018. The Series B Preferred Shares were redeemed at a redemption price of $25.00 per share, plus all accumulated and unpaid dividends to, but excluding the date of redemption (the “Redemption Price”). As a result of the completion of the Redemption, Series B Preferred Shares are no longer deemed outstanding and all rights of the holders of such Series B Preferred Shares have been terminated. Furthermore, the Series B Preferred Shares were delisted from trading on the New York Stock Exchange.

The payment due upon liquidation to holders of any series of the Company’s preferred shares is fixed at the redemption preference of $25.00 per share plus accumulated and unpaid dividends to the date of liquidation. The liquidation price of the Series C Preferred Shares and Series D Preferred Shares as of December 31, 2018 was $58,305 and $81,120, respectively.